ING EQUITY TRUST

ING FUNDS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING SENIOR INCOME FUND

ING Domestic Equity Funds

ING Fixed Income Funds

ING Global Equity/International Equity/Global Fixed-Income Funds

ING Diversified International Fund

ING Senior Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 16, 2009

To ING Domestic Equity Funds’ Class I, Class Q and Class W Prospectus dated September 30, 2009;

To ING Fixed Income Funds’ Class I, Class Q and Class W Prospectus dated July 31, 2009;

To ING Global Equity/International Equity/Global Fixed-Income Funds’ Class I, Class Q and Class W Prospectus each dated February 27, 2009;

To ING Diversified International Fund’s Class I and Class W Prospectus dated February 27, 2009

To ING Russia Fund’s Class I Prospectus dated September 30, 2009; and

To ING Senior Income Fund’s Class A, Class B, Class C, Class I, Class Q and Class W Common Shares’ Prospectus dated June 30, 2009

(each a “Prospectus” and collectively the “Prospectuses”)

On or about November 12, 2009, the Board of Directors/Trustees of the above referenced funds approved revisions to the Funds’ list of eligible investors for Class I shares of the Funds.  Effective on or about November 16, 2009, the Funds’ Prospectuses are revised as follows:

1.                                       The section entitled “Shareholder Guide – How to Purchase Shares – Class I shares” in each of the Funds’ Prospectuses (except for ING Senior Income Fund) is hereby deleted and replaced with the following:

Class I Shares

The minimum initial investment for Class I shares is $250,000. Class I shares are offered at net asset value (“NAV”) without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (vi) retirement plans affiliated with ING Groep N.V.; (vii) ING Groep N.V. affiliates for purposes of corporate cash management; and (viii) other registered investment companies.

2.                                       The section entitled “Shareholder Guide – How to Purchase Shares – Class I Common Shares” found in ING Senior Income Fund’s Prospectus is hereby deleted and replaced with the following:

Class I Common Shares

The minimum initial investment for Class I Common Shares is $250,000. Class I Common Shares are offered at NAV without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (vi) retirement plans affiliated with ING Groep; (vii) ING Groep affiliates for purposes of corporate cash management; and (viii) other registered investment companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE